FRANKLIN SMALL CAP ENHANCED ETF

FRANKLIN TEMPLETON ETF TRUST

SUMMARY PROSPECTUS	December 9, 2025

Ticker: FSML	Exchange: NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to ETFs-Product@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated December 9, 2025, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN SMALL CAP ENHANCED ETF
SUMMARY PROSPECTUS

FSML	Franklin Small Cap Enhanced ETF

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.00%
Total annual Fund operating expenses	0.45%

1. Other expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Franklin Small Cap Enhanced ETF	$46	$144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate

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higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund pursues a multi-style, quantitative investment approach. The security selection process of the Franklin Templeton Investment Solutions team within Franklin Advisers, Inc. ("Advisers") combines a proprietary multi-factor scoring model designed to evaluate securities based on favorable exposure to certain factors, including but not limited to quality, value, sentiment, and alternative factors, with an “alpha signal” (also referred to as the conviction factor). The conviction factor is a proprietary score that leverages a quantitative process to extract individual security conviction rankings derived from portfolio holdings data across a number of actively managed small cap equity accounts/strategies managed by Advisers as well as the following Franklin Templeton specialized investment managers serving as sub-advisors to the Fund: Putnam Investment Management, LLC, Royce & Associates, LP and ClearBridge Investments, LLC (the “sub-advisors”). Royce & Associates, LP primarily conducts its business under the name Royce Investment Partners. As of the date of this Prospectus, ClearBridge Investments, LLC is not currently providing a model portfolio to Advisers for its use in managing the Fund.

The proprietary multi-factor scoring model assigns a quantitative factor score for each issuer in the Fund’s investable universe based on that issuer’s factor exposures. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “sentiment” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk adjusted price momentum. The "alternative" factor incorporates measurements such as short interest and option implied volatility from the equity options market. The “conviction” factor incorporates, among other things, relative benchmark weights and contributions to portfolio risk to derive conviction scores within small cap equity accounts/strategies managed by each of the sub-advisors. The factor scores are combined, and each equity security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight constraints, as determined in the discretion of the portfolio

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SUMMARY PROSPECTUS

management team. The Fund’s portfolio is generally rebalanced/reconstituted on a monthly basis but may be rebalanced/reconstituted more frequently during certain market conditions, such as periods of high volatility.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to equity securities of small capitalization companies. Small capitalization companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The Fund invests predominantly in common stock, but may also invest in preferred stocks, securities convertible into common stocks, and warrants and rights. The Fund invests predominantly in U.S. companies (i.e., U.S. traded companies or companies domiciled, or having their principal activities, in the U.S.), but may invest up to 10% of its total assets in foreign securities, either directly or through depositary receipts.

The Fund may, from time to time, invest in equity futures (including equity index futures) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets, for example to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities).

The Fund seeks to achieve its investment goal by investing in a portfolio of high conviction small cap equity securities selected from the Fund’s investable universe (as represented by the Russell 2000® Index) based on optimized factor exposures pursuant to the proprietary quantitative scoring parameters and constraints described above, which the investment manager utilizes to purchase and sell securities for the Fund. The sub-advisors utilize different investment strategies in providing investment recommendations for their respective strategy segments, act independently from one another, and use their own methodologies for selecting investments. The sub-advisors may employ a fundamental investment approach, a quantitative investment approach, or a combination of both.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

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Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Multi-Factor Stock Selection Process: There can be no assurance that the multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. There is also no guarantee the Fund will achieve the specific factor exposures.

Quality factor: Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict.

Value factor: Signals from the value factor like strong price to book value or dividend yields may not be persistent and as such a change could occur quickly, or such securities could underperform during certain economic cycles or market environments.

Sentiment factor: Securities that previously exhibited greater sentiment (i.e., momentum) characteristics may not continue to experience positive sentiment, and such a change could occur quickly. Sentiment securities may experience more volatility than the market as a whole.

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Alternative factor: Signals from the alternative factor such as high short interest (i.e., “bearish” investor views) may carry risks such as ambiguous interpretation of investor motives, and the potential for sudden price spikes due to short squeezes.

Conviction factor: Securities with high conviction may nevertheless underperform, perhaps for extended periods. There can be no guarantee that the investment manager’s and sub-advisors’ techniques or investment decisions will produce the desired results.

Small Capitalization Companies: Securities issued by small capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political,

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economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Management: The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Quantitative Models: The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to evaluate investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets continue to display similar patterns as those observed in the past. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as

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applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Depositary Receipts: Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process

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of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

New Fund: The Fund is newly or recently established and has no performance history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition,

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transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Sub-Advisors

Putnam Investment Management, LLC (Putnam Management)

Royce & Associates, LP (Royce)

ClearBridge Investments, LLC (ClearBridge Investments)

Putnam Management, Royce and ClearBridge Investments* serve as non-discretionary sub-advisors to the Fund. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisors, as applicable.

* As of the date of this Prospectus, ClearBridge Investments is not currently providing a model portfolio to Advisers for its use in managing the Fund.

Portfolio Managers

Adrian H. Chan, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since inception (December 2025).

Eric Johnson, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since inception (December 2025).

Jacqueline Kenney, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since inception (December 2025).

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Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC (Distributors). The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available on the Fund’s website at https://www.franklintempleton.com/investments/options/exchange-traded-funds.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway	San Mateo, CA 94403-1906 franklintempleton.com	Franklin Small Cap Enhanced ETF

50069 PSUM 12/25
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